Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of stock option activity

A summary of stock option activity and related information for Cinemark Holdings, Inc. stock options that are held by the Company’s employees for the three months ended March 31, 2013 is as follows:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2013	22,022	$7.63
Exercised	(744)	$7.63

Outstanding at March 31, 2013	21,278	$7.63	$464

Options exercisable at March 31, 2013	21,278	$7.63	$464

Below is a summary of stock option activity and related information for Cinemark Holdings, Inc. stock options held by the Company’s employees for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1	1,231,892	$7.63	140,356	$7.63	82,166	$7.63
Exercised	(1,091,536)	$7.63	(58,190)	$7.63	(60,144)	$7.63

Outstanding at December 31	140,356	$7.63	82,166	$7.63	22,022	$7.63	$404

Vested options at December 31	140,356	$7.63	82,166	$7.63	22,022	$7.63	$404

Summary of Restricted Stock Activity

Below is a summary of restricted stock activity for the three months ended March 31, 2013:

	Shares of Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	1,534,163	$18.85
Granted	185,821	$29.44
Vested	(408,140)	$14.91

Outstanding at March 31, 2013	1,311,844	$21.58

Unvested restricted stock at March 31, 2013	1,311,844	$21.58

Below is a summary of restricted stock activity for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at January 1	764,078	$11.10	1,254,691	$14.60	1,384,390	$16.85
Granted	683,921	$17.94	424,436	$19.45	653,229	$21.70
Vested	(190,589)	$12.63	(288,204)	$10.84	(489,033)	$17.00
Canceled	—	$—	(4,613)	$18.35	—	$—
Forfeited	(2,719)	$11.03	(1,920)	$14.34	(14,423)	$18.58

Outstanding at December 31	1,254,691	$14.60	1,384,390	$16.85	1,534,163	$18.85

Number of Shares Vested Under Restricted Stock Unit Awards

Below is a table summarizing the potential number of shares that could vest under restricted stock unit awards granted during the three months ended March 31, 2013 at each of the three target levels of financial performance (excluding forfeiture assumptions):

	Number of Shares Vesting	Value at Grant
at IRR of at least 8.5%	38,366	$1,129
at IRR of at least 10.5%	76,741	$2,259
at IRR of at least 12.5%	115,107	$3,389

Below is a table summarizing the potential number of shares that could vest under restricted stock unit awards granted during the years ended December 31, 2010, 2011 and 2012 at each of the three levels of financial performance (excluding forfeitures):

	Granted During the Year Ended December 31,
	2010		2011		2012
	Number of		Number of		Number of
	Shares	Value at	Shares	Value at	Shares	Value at
	Vesting	Grant	Vesting	Grant	Vesting	Grant
at IRR of at least 8.5%	132,144	$2,423	51,239	$991	50,981	$1,103
at IRR of at least 10.5%	264,288	$4,847	102,488	$1,983	101,974	$2,206
at IRR of at least 12.5%	396,429	$7,271	153,727	$2,975	152,955	$3,308